As filed with the Securities and Exchange Commission on May 13, 2022

File Nos. 333-155395

811-22250

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 473	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 475	☒

PIMCO ETF TRUST

(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(866) 746-2606

Douglas P. Dick, Esq. Adam T. Teufel, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Peter G. Strelow Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)	☒ on (May 23, 2022) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 473 to the Registration Statement of PIMCO ETF Trust (the “Trust” or the “Registrant”) incorporates by reference the prospectus and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 472, which was filed with the Securities and Exchange Commission on March 2, 2022. This Post-Effective Amendment No. 473 is filed solely for the purpose of designating May 23, 2022 as the new effective date of Post-Effective Amendment No. 472. This Post-Effective Amendment does not affect the currently effective prospectuses and Statement of Additional Information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 473 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 13th day of May, 2022.

PIMCO ETF TRUST
(Registrant)

By:
Eric D. Johnson*, President

* By:	/s/ ADAM T. TEUFEL
Adam T. Teufel
as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

	Trustee	May 13, 2022
Kimberley G. Korinke*

	Trustee	May 13, 2022
Peter G. Strelow*

	Trustee	May 13, 2022
George E. Borst*

	Trustee	May 13, 2022
Jennifer H. Dunbar*

	Trustee	May 13, 2022
Kym M. Hubbard*

	Trustee	May 13, 2022
Gary F. Kennedy*

	Trustee	May 13, 2022
Peter B. McCarthy*

	Trustee	May 13, 2022
Ronald C. Parker*

	President (Principal Executive Officer)	May 13, 2022
Eric D. Johnson*
	Treasurer (Principal Financial and Accounting Officer)	May 13, 2022
Bijal Y. Parikh*

*By:	/s/ ADAM T. TEUFEL
Adam T. Teufel as attorney-in-fact

*	Pursuant to powers of attorney filed with Post-Effective Amendment No. 469 to Registration Statement No. 333-155395 on May 26, 2021.